Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and off balance
Provision ratio	0.05%	0.05%
12-month expected credit losses
Loans and off balance
Provision ratio	0.03%	0.02%
Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Provision ratio	0.02%	0.03%
Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Provision ratio	4.82%	5.89%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 277,061	kr 264,686	kr 272,760
Of which guaranteed	62.20%	64.10%
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	kr 43,644	kr 36,798
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	10,119	11,352
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	163,955	160,946
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	4,393	4,065
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	54,950	51,525
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	kr 214,115	kr 202,583	209,232
Of which guaranteed	56.40%	60.40%
Gross carrying amount | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	kr 40,909	kr 34,112
Gross carrying amount | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	9,578	10,188
Gross carrying amount | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	132,313	134,117
Gross carrying amount | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	3,232	2,818
Gross carrying amount | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	28,083	21,348
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	kr 61,619	kr 60,678	62,286
Of which guaranteed	92.10%	85.40%
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	kr 2,735	kr 2,686
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	541	1,164
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	30,326	25,405
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	1,161	1,246
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	26,856	30,177
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr 1,327	kr 1,425	1,242
Of which guaranteed	95.40%	94.30%
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	kr 1,316	kr 1,424
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance		1
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	11
Accumulated impairment
Loans and off balance
Loans and off balance	(128)	(139)	(137)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(16)	(12)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	(1)	(2)
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(107)	(123)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance	0	(2)
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	(4)	0
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(54)	(34)	(38)
Accumulated impairment | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(14)	(9)
Accumulated impairment | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	(1)	(1)
Accumulated impairment | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	(36)	(24)
Accumulated impairment | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	(3)	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(10)	(21)	(33)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(2)	(3)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	0	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(7)	(17)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	(1)	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(64)	(84)	kr (66)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(64)	(82)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance	kr 0	kr (2)